COLT 2021-5 ABS-15G

Exhibit 99.30

Exception Detail
Run Date - 11/01/2021 11:46:40 AM
Evolve Loan ID	Customer Loan ID	Dummy ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXXX	XXXXXXXXXX	202150234	XXXXXXXXXX	6126408	875	XXXXXXXXXX	Compliance	Disclosure		Disclosure - Other:		File must contain a borrower signed Business Purpose Affidavit	Information Provided			09/20/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	202150229	XXXXXXXXXX	6075154	330	XXXXXXXXXX	Credit	UW Credit	UW Credit - UW - Credit Other	Provide Payoff break down from XXXX document specific payoff amount for subject property XXXX XXXXXXX XXXXXXX.	documentation received	Client 09/10/2021 05:44 PM; The subject property is XXXX. I will request a breakdown of the payoffs on the CD which will include the subject property for your review.

 Client 09/10/2021 05:44 PM; The subject property is XXXX.  I will request a breakdown of the payoffs on the CD which will include the subject property for your review.

 Reviewer 09/13/2021 07:43 AM; will be reviewed within SLA upon receipt

 Reviewer 09/13/2021 07:44 AM; will be reviewed within SLA upon receipt

 Client 09/13/2021 12:46 PM;

 Client 09/13/2021 12:47 PM; I have uploaed the email from XXXX confirming the payoff is for all 6 properties.

 Client 09/13/2021 12:47 PM; I have uploaed the email from XXXX confirming the payoff is for all 6 properties.

 Reviewer 09/13/2021 05:14 PM; Please provide payoff from servicer.

 Reviewer 09/15/2021 02:56 PM; Please provide payoff from servicer.&#x0D;

 Reviewer 09/15/2021 02:58 PM; duplication&#x0D;

 Reviewer 09/15/2021 02:58 PM; duplication

 Client 09/15/2021 03:06 PM; I have uploaded the payoff statement from XXXX for your review. Thank you.

 Reviewer 09/16/2021 12:19 PM; cleared 9/15

																09/16/2021			A	1	XXXXXXXXXX	AZ	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	202150229	XXXXXXXXXX	6075155	320	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Provide documentation that the borrower is 100% owner of XXXXX XXXXXXXXX XXX	Documentation provided showing sole ownership belonging to David Fuina.		Client 09/10/2021 05:55 PM; I have uploaded the Borrower's LLC Documentation for your review. Please let me know if you need anything further for me to provide. Reviewer 09/13/2021 07:44 AM; will be reviewed within SLA upon receipt	09/10/2021			A	1	XXXXXXXXXX	AZ	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	202150243	XXXXXXXXXX	6130083	229	XXXXXXXXXX	Compliance	UW Approval		UW Approval - Signed underwriting approval not in the file:		Conditions Missing loan approval				09/16/2021			A	1	XXXXXXXXXX	NV	P	1	A	A	A	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150227	XXXXXXXXXX	6124982	894	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID LE- Other		File is missing any and ALL loan estimates. Please provide with proof of receipt.	Information Provided			09/15/2021			A	1	XXXXXXXXXX	CA	P	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150227	XXXXXXXXXX	6124983	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information Provided			09/15/2021			A	1	XXXXXXXXXX	CA	P	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150227	XXXXXXXXXX	6124984	875	XXXXXXXXXX	Compliance	Disclosure		Disclosure - Other:		File is missing amortization schedule. Please provide.	Information Provided			09/15/2021			A	1	XXXXXXXXXX	CA	P	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150236	XXXXXXXXXX	6127121	323	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Guidelines indicate borrowers without mortgage or rental housing history including borrowers living rent free are not eligible. Letter of explanation in file indicates the CoBorrower has been living rent free with the borrower for the last 2.5 years.		Compensation Factors: LTV of XXXX is XXXXless than the program requirement ofXXCredit score of XXX is XX points greater than the program requirement of XXX. DTI of XXXXX was XXXXXless than the max of XX. CoBorrower has five closed mortgages with only one account 1 x 30 and no late payment since XXXXX.				09/14/2021	B	2	XXXXXXXXXX	HI	P	1	D	B	D	B	A	A	D	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150236	XXXXXXXXXX	6127168	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing						09/17/2021			A	1	XXXXXXXXXX	HI	P	1	D	B	D	B	A	A	D	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150236	XXXXXXXXXX	6127318	431	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Verification of assets (statements/VOD) incomplete/missing		Page 2 of 3 was missing from the XXXX bank statements dated XXXXXXXXX - XXXXXXXXX.				09/17/2021			A	1	XXXXXXXXXX	HI	P	1	D	B	D	B	A	A	D	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150249	XXXXXXXXXX	6127584	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		12 months consecutive bank statements are required on loans that closed under the A10 Select Bank Statement program; only 11 months bank statements were documented in the loan file.		Compensating Factors: Credit Score of XXX is XX points greater than the program requirement of XXX. Reserves are 14.21 months greater than the program requirement of 6 months. No lates 0 x30 reported on credit.				09/14/2021	B	2	XXXXXXXXXX	FL	P	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150250	XXXXXXXXXX	6130278	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing		Missing second/CDA review.			Client 09/17/2021 11:26 AM; Please review attached CDA Reviewer 09/20/2021 08:56 AM; cleared 9/17	09/17/2021			A	1	XXXXXXXXXX	NV	I	1	D	A	A	A	N/A	N/A	D	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	202150238	XXXXXXXXXX	6137559	1054	XXXXXXXXXX	Compliance	Missing Images		Missing Images - Loan Review is not Final. On Hold for Incorrect or Missing Images		Missing initial and final docs - all LEs, all CDs, initial app, AUS, rate lock.				09/23/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	202150242	XXXXXXXXXX	6127432	7	XXXXXXXXXX	Credit	Application		Application - Completed, signed, initial application for all applicant not in file		Only applications in file are date XXXX, which is closing date	Information Provided		Client 09/20/2021 01:37 PM; Per the XXXX (or XXXX) a signed 1003 is not required. Reviewer 09/20/2021 03:47 PM; Hello, an initial application is required. Initial application must be in file but signatures are not required. Thank you, XXXX Reviewer 09/21/2021 09:58 AM; compliance to review	09/22/2021			A	1	XXXXXXXXXX	NJ	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	202150242	XXXXXXXXXX	6135401	316	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Liquidation		Missing proof of liquidation of the retirement account to support assets used for closing. Borrower paid $58,477.02 to close the subject transaction. Only $26,597.40 of liquid funds were verified. The loan file contained a retirement account statement with a balance of $198,413.19 however proof the funds were liquidated were not provided.	Documentation with updated assets provided.			09/23/2021			A	1	XXXXXXXXXX	NJ	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	202150240	XXXXXXXXXX	6137531	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Borrower does not meet guidelines for Housing Payment History due to the borrower lived rent free. Per guidelines, borrowers living rent free are not eligible but will be considered on an exception basis. The loan file contained an exception form that approved the borrower living rent free on the condition that the borrower provided a utility bill and a copy of the driver's license and bank statement showing current resident. A utility bill was not provided in the loan file and both the borrowers driver's license and bank statements list a PO Box as the address. Need documentation evidencing the borrower resides at primary residence.		Exception granted: Allow no primary housing expense due to borrower living rent-free with her son vs. program restriction that borrower living rent-free are not eligible but will be considered on an exception basis. Compensating factors: Credit score XXX, XX pts > program requirement of XXX; reserves are 180.24 months 174.24 months > program requirement of 6 months; DSC is 154.996% 54.996% > program requirement of 100.00%; No public records and no late payments since 02/2020 (rev); Borrower has one open mortgage (subject property) that is not reporting on credit report but for which we have a VOM and an account history from the servicer, showing 0x30x 12. Exception requested by: XXXXX XXXXX 08/25/2021 10:57;49 XXXXXXXXXXX XXXXXXXXXXXX n: X Approved Rate increase XXXXX5% Condition: Proof utility bill from renter and proof borrower's drivers license and bank statement shows current residence. Disposition authorized by: XXXXXXXXXXXX XXXXXXXXXXX XXXXXXXXXX XXXXXXXXXXXXXX.				09/20/2021	B	2	XXXXXXXXXX	GA	I	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	202150248	XXXXXXXXXX	6136016	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing		Provide appraisal and comparable rent schedule.	Documentation has been provided.			09/20/2021			A	1	XXXXXXXXXX	FL	I	1	D	A	A	A	N/A	N/A	D	A		Exempt	1
XXXXXXXXXX	XXXXXXXXXX	202150232	XXXXXXXXXX	6137426	1006	XXXXXXXXXX	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		Lender's Approval Form is missing.	Documentation has been provided.			09/19/2021			A	1	XXXXXXXXXX	CA	P	1	D	A	D	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150233	XXXXXXXXXX	6145584	389	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Fraud report missing at time of review. Client to provide.	documentation provided		Client 09/20/2021 05:59 AM; see Fraud Report Reviewer 09/20/2021 08:57 AM; cleared 9/20	09/20/2021			A	1	XXXXXXXXXX	FL	P	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150237	XXXXXXXXXX	6144608	897	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID CD- Other	There are two Final CD in the file dated XXXX and XXXX and signing on same date on XXXX (Note Date) with different cash to close. Please provide LOX stating which one is the correct Final CD	Client 09/23/2021 09:46 AM; see Final CD

 Client 09/23/2021 09:48 AM; See final CD reflecting cash to borrower of $183,230.04

 Client 09/23/2021 09:48 AM; See final CD reflecting cash to borrower of $183,230.04

 Client 09/23/2021 09:52 AM;

 Reviewer 09/23/2021 10:07 AM; Blank escalation

 Reviewer 09/23/2021 10:07 AM; Duplicate escalation

 Reviewer 09/23/2021 10:07 AM; Duplicate escalation

 Reviewer 09/23/2021 10:16 AM; Hello,&#x0D;
 Condition has been cleared. Thanks!

 Reviewer 09/27/2021 09:40 AM; compliance to review

 Reviewer 09/27/2021 09:40 AM; compliance to review

 Reviewer 09/27/2021 09:40 AM; compliance to review

 Reviewer 09/27/2021 09:40 AM; compliance to review

																09/23/2021			A	1	XXXXXXXXXX	FL	P	13	C	B	C	B	C	A	A	A		Non-QM	1
XXXXXXXXXX	XXXXXXXXXX	202150237	XXXXXXXXXX	6146447	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		G/lines do not allow for rental history with parents		Client approved due to comp factors--Low LTV; good credit score; reserves.				09/20/2021	B	2	XXXXXXXXXX	FL	P	13	C	B	C	B	C	A	A	A		Non-QM	1